Related Party Transactions - Schedule of Key Management Personnel (Details)	12 Months Ended
Dec. 31, 2025
Joseph Brancato [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Director
Thomas Speidel [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Chief Executive Officer and Director
Kurt Lauk, PhD [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Director (Chairman)
Sonja Harms, PhD [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Director
Andreas Fabritius, PhD [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Director
Alwin Epple [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Director
Thorsten Klee (since October 2025) [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Chief Financial Officer
Stefan Berndt-von Bülow (until September 2025) [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Chief Financial Officer
Michael Rudloff [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Chief Operating Officer
Sebastian Schypulla [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Chief Purchase and Logistics Officer
Hakan Konyar (until December 2025) [Member]
Schedule of Key Management Personnel [Line Items]
Key management personnel	Chief Production Officer